Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	(385,880)	(250,136)
Adjustments to reconcile loss to net cash used by operating activities:
Amortization	1,459	2,128
Gain on sale of investee’s shares		(102,966)
Imputed interest	255	745
Net gain on expiration and modification of financial instrument liability	(20,923)	(126,404)
Stock-based compensation		89,776
Unrealized (gain) loss on financial instrument liability	(5,679)	(5,872)
Loss in equity investment	8,718
Gain on investment in Minewest	(80,295)
Changes in non-cash working capital items:
Bank indebtedness		(494)
HST/GST and interest receivable	(2,755)	(5,044)
Prepaid expenses	42,434	(79,636)
Due from related parties	7,173	19,965
Accounts payable and accrued liabilities	36,519	48,051
Due to related parties	(80,922)	72,137
Income taxes payable		(10,317)
Net Cash Provided by (Used in) Operating Activities, Total	(479,896)	(348,067)
Cash flows provided by investing activities
Advances to equity accounted investee	(159,479)	(279,748)
Proceeds on sale of investee’s shares and warrants		76,466
Mineral property costs		(32,953)
Purchase of equipment		(951)
Deconsolidation of Minewest	(36,671)
Net Cash Provided by (Used in) Investing Activities, Total	(196,150)	(237,186)
Cash flows provided by financing activities
Advance from equity accounted investee	80,742
Proceeds on convertible debt		50,000
Repayment on convertible debt		(30,000)
Proceeds from share subscriptions		289,200
Proceeds from share issuances	513,533	376,336
Share issuance cost	(6,263)	(11,963)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	588,012	673,573
Increase (decrease) in cash	(88,034)	88,320
Cash, beginning	88,684	364
Cash, ending	650	88,684
Supplemental Disclosures
Interest paid	1,600	2,844
Income taxes paid